Associated Companies - Equity in Associated Companies (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share in earnings/loss	kr (246)	kr 124	kr 17
Taxes	(2,215)	(2,785)	(5,497)
Dividends	(9,233)	(9,104)	(8,415)
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Equity in joint ventures and associated companies,Opening balance	1,150	1,127
Share in earnings/loss	(246)	124
Distribution of capital stock	(16)	(25)
Contributions	49	0
Taxes	(102)	(20)
Reclassifications	415	0
Dividends	(111)	(46)
Translation differences	40	(10)
Equity in joint ventures and associated companies,Closing balance	kr 1,179	kr 1,150	kr 1,127